Property and Equipment (Fortman Insurance Agency, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment

NOTE 4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Useful Lives (Years)	June 30, 2020	December 31, 2019
Computer equipment and software	5	$33,774	$33,774
Office equipment and furniture	7	36,573	36,573
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	56,631
Software	3	562,327	562,327
Property and equipment, gross		689,305	689,305
Less: Accumulated depreciation and amortization		(200,704)	(97,054)
Property and equipment, net		$488,601	$592,251

Depreciation expense associated with property and equipment is included in depreciation within the Company’s Condensed Consolidated Statements of Operations was $103,650 and $15,528 for the six months ended June 30, 2020 and 2019, respectively

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Estimated Useful Lives	December 31, 2019	December 31, 2018
Computer equipment and software	5	$33,774	$6,445
Office equipment and furniture	7	36,573	9,257
Leasehold Improvements	Shorter of the useful life or the lease term	56,631	44,082
Software	3	562,327	-
Property and equipment, gross		689,305	59,785
Less: Accumulated depreciation and amortization		(97,054)	(2,580)
Property and equipment, net		$592,251	$57,205

Depreciation expense associated with property and equipment is included in depreciation within the Company’s Consolidated Statement of Operations was $94,474 and $2,580 for the year ended December 31, 2019 and the period from August 1, 2018 to December 31, 2018, respectively.

Software

On July 22, 2019, the Company entered into a purchase agreement with The Referral Depot, LLC (TRD), a related party, to purchase a client referral software created exclusively for the insurance industry. The Company purchased this software to be utilized internally and does not plan to license, sell, or otherwise market the software, as such the total cost of the software has been capitalized and will be amortized on a straight-line basis over the useful life. The total purchase price of the software is $250,000 cash and 2,000,000 restricted common shares (at $0.17 per share which amounted to $340,000) of the Company. Per the agreement, the Company paid an initial payment of $50,000 at closing and the remaining $200,000 will be paid with forty-eight equal monthly payments commencing on the first anniversary of the effective date, or July 22, 2020. As of December 31, 2019, the Company recorded a loan payable to a related party of $172,327, net of discount on the loan of $27,673. As of December 31, 2019, no shares related to this acquisition have been issued. The Company has recorded the 2,000,000 shares as common stock issuable as of December 31, 2019. The total carrying cost of the software as of December 31, 2019 is $562,327. Depreciation Expense related to the software for the year ending December 31, 2019 was $78,101.

Fortman Insurance Agency, LLC [Member]
Property and Equipment

NOTE 3. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

Estimated Useful Lives		December 31, 2018	December 31, 2017
Land improvements	15	$25,500	$25,500
Vehicles	5	119,594	116,325
Office equipment, furniture, and fixtures	7	7,780	7,780
Property and equipment, gross		152,874	149,605
Less: Accumulated depreciation		(23,748)	(22,338)
Property and equipment, net		$129,126	$127,267

Depreciation expense associated with property and equipment was $22,335 and $26,225 for the years ended December 31, 2018 and 2017, respectively.